LOAN PAYABLE	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 6 – LOAN PAYABLE

On May 25, 2022, the Company entered into a loan with PayPal with an interest rate of 6.51%, principal balance of $25,000 and a monthly payment of $539 over the term of the loan. This loan matured on May 25, 2023. The Company paid the principal balance of $10,793 and incurred $456 interest during the year ended December 31, 2023. The balance of this loan was $0 and $10,793 and included current liabilities from discontinued operations as of December 31, 2023 and 2022, respectively. The loan principal and accrued interest have been paid off as of December 31, 2023. See Note 13.